Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2021	2020
	$	$
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	42,408	71,261
Masbate equipment loan facility (net of unamortized transaction costs)	3,865	7,254
Lease liabilities	28,861	31,507
	75,134	110,022

Less: current portion	(25,408)	(34,111)
	49,726	75,911

Disclosure of changes in debt balances
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2019	192,287	59,833	9,731	261,851
Drawdowns	250,000	42,065	—	292,065
Lease liabilities incurred	—	—	22,879	22,879
Debt repayments	(450,000)	(28,445)	(3,637)	(482,082)
Foreign exchange losses	—	5,054	1,270	6,324
Reclass of deferred financing costs to other assets (Note 9)	6,018	—	—	6,018
Deferred transaction costs incurred	—	(649)	—	(649)
Non-cash interest and financing expense	1,695	657	1,264	3,616
Balance at December 31, 2020	—	78,515	31,507	110,022

Lease liabilities incurred	—	—	398	398
Debt repayments	—	(28,797)	(3,889)	(32,686)
Foreign exchange gains	—	(4,145)	(295)	(4,440)
Deferred transaction costs incurred	5,768	—	—	5,768
Reclass of deferred financing costs to other assets (Note 9)	(5,768)	—	—	(5,768)
Non-cash interest and financing expense	—	700	1,140	1,840
Balance at December 31, 2021	—	46,273	28,861	75,134

Less: current portion	—	(21,117)	(4,291)	(25,408)
	—	25,156	24,570	49,726

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2021 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	3,763
One to five years	12,501
More than five years	18,964
35,228

Disclosure of long-term debt maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2021:

	2022	2023	2024	2025	2026	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	18,028	10,320	8,334	6,183	—	42,865
Interest (estimated)	1,816	1,063	586	158	—	3,623

Masbate equipment loan facility:
Principal	3,076	766	106	—	—	3,948
Interest (estimated)	167	26	2	—	—	195

Lease liabilities
Principal	3,269	2,605	2,144	1,387	1,429	10,834
Interest (estimated)	11	—	—	—	—	11
	26,367	14,780	11,172	7,728	1,429	61,476